PROPERTY AND EQUIPMENT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 2,933,361	$ 2,909,522	$ 1,754,703
Accumulated depreciation	(706,424)	(593,376)	(249,644)
Property and equipment, net	2,226,937	2,316,146	1,505,059
Office and Computer Equipment [Member]
Property, Plant and Equipment, Gross	35,076	35,076	32,179
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	47,686	47,686	67,794
Construction In Progress [Member]
Property, Plant and Equipment, Gross		0	217,001
Restaurant Furnishings and Equipment [Member]
Property, Plant and Equipment, Gross	$ 2,850,599	$ 2,826,760	$ 1,437,729